485BPOS		File Nos. 333-182990
Allianz Vision New York (ALIP)		811-05716
		Class I.D. C000119019
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	13	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	223	X

(Check appropriate box or boxes.)
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

One Chase Manhattan Plaza, 37th Floor, New York, New York 10005-1423
(Address of Depositor's Principal Executive Offices) (Zip Code)

(212) 586-7733
(Depositor's Telephone Number, including Area Code)

Allianz Life Insurance Company of New York
28 Liberty Street, 38th Floor
New York, New York 10005-1423
(Name and Address of Agent for Service)

Copies to:
Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(763) 765-2913

It is proposed that this filing will become effective (check the appropriate box):
x		immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: November 23, 2015
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

Parts A and B were filed in Registrant's Post-Effective Amendment No. 12 to Form N-4 on April 13, 2015 and are incorporated by reference.  A supplement to Part A, dated November 9, 2015 is being filed herewith.

PART A - PROSPECTUS SUPPLEMENT

SUPPLEMENT DATED NOVEMBER 9, 2015
To the Allianz VisionSM New York variable annuity prospectus dated April 27, 2015, as supplemented April 27 and October 13, 2015:

ISSUED BY

Allianz Life Insurance Company of New York and Allianz Life of NY Variable Account C

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

The Investment Options listed below will be available in Vision New York Contracts effective November 23, 2015:

Investment Option	Investment Management Company
AZL® MVP DFA Multi-Strategy Fund	Allianz Investment Management LLC
RCM Dynamic Multi-Asset Plus VIT Portfolio	Allianz Global Investors Fund Management LLC

The investment options listed above are available to Vision New York Contracts with no optional living benefit and to Contracts with Income Protector, and are not available to Contracts with any other optional living benefits not currently being offered.

The following is added to the Investment Options table in the prospectus:

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
ALLIANZ
Managed by Allianz Global Investors Fund Management LLC/Allianz Global Investors U.S. LLC	RCM Dynamic Multi-Asset Plus VIT Portfolio	Specialty	Long-term capital appreciation
Invests in a globally diverse combination of equity securities and U.S. dollar denominated fixed income securities, including emerging markets, and targets a strategic asset allocation of 60% equity exposure and 40% fixed income exposure. Seeks to limit downside risk by moving toward less volatile asset classes during periods of high market volatility.

ALLIANZ FUND OF FUNDS
Managed by Allianz Investment Management LLC	AZL MVP DFA Multi-Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of five underlying funds subadvised by Dimensional Fund Advisors LP, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund's assets in a combination of derivative and fixed income instruments.

The following is added to Appendix A – Annual Operating Expenses For Each Investment Option:

Investment Option	Management fees	Rule 12b‑1 fees	Other expenses	Total	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ
RCM Dynamic Multi-Asset Plus VIT Portfolio	.70	.25	–	1.95	.05	2.95
ALLIANZ FUND OF FUNDS
AZL MVP DFA Multi-Strategy Fund	.20	–	.05	.25	.87	1.12

Please see the Investment Option prospectus for additional information regarding the new Investment Options.
PRO-011-0415

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.	Financial Statements
The following financial statements of the Company are incorporated by reference as exhibit EX-99.A. from Registrant's Post Effective Amendment No. 12 to Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on April 13, 2015.

1.	Report of Independent Registered Public Accounting Firm
2.	Balance Sheets – December 31, 2014 and 2013
3.	Statements of Operations – Years ended December 31, 2014, 2013, and 2012
4.	Statements of Comprehensive Income (Loss) – Years ended December 31, 2014, 2013, and 2012
5.	Statements of Stockholder's Equity – Years ended December 31, 2014, 2013, and 2012
6.	Statements of Cash Flows – Years ended December 31, 2014, 2013, and 2012
7.	Notes to Financial Statements – December 31, 2014 and 2013
8.	Supplemental Schedules:
– Schedule I – Summary of Investments – Other than Investments in Related Parties
– Schedule II – Supplementary Insurance Information
– Schedule III – Reinsurance
The following financial statements of the Variable Account are incorporated by reference as exhibit EX-99.A. from Registrant's Post Effective Amendment No. 12 to Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on April 13, 2015.

1.	Report of Independent Registered Public Accounting Firm
2.	Statements of Assets and Liabilities – December 31, 2014
3.	Statements of Operations – For the year ended December 31, 2014
4.	Statements of Changes in Net Assets – For the year ended December 31, 2014 and 2013
5.	Notes to the Financial Statements – December 31, 2014
b.	Exhibits
1.
Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated February 26, 1988 incorporated by reference as exhibit EX-99.B1 from Registrant's N-4 filing (File Nos. 333-19699 and 811-05716) electronically filed on January 13, 1997.

2.	Not Applicable
3.	a.
Principal Underwriter Agreement by and between Preferred Life Insurance Company of New York on behalf of Preferred Life Variable Account C and NALAC Financial Plans, Inc. incorporated by reference as exhibit EX-99.B3.a. from Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on May 12, 1997. Preferred Life Insurance Company of New York is the predecessor to Allianz Life Insurance Company of New York. Preferred Life Variable Account C is the predecessor to Allianz Life of NY Variable Account C. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.

b.
Broker-Dealer Agreement (amended and restated) between Allianz Life Insurance Company of New York and Allianz Life Financial Services, LLC, dated June 1, 2010 incorporated by reference as exhibit EX-99.B3.b. from Registrant's Post Effective Amendment No. 21 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on October 21, 2010.

c.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public is incorporated by reference as exhibit EX-99.B3.b. from the Initial Registration Statement to Allianz Life Variable Account B's Form N-4 (File Nos.333-134267 and 811-05618) electronically filed on May 19, 2006. The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

4.	a.
Individual Variable Annuity "Base" Contract-L40534-NY incorporated by reference as exhibit EX-99.B4.a. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on November 19, 2012.

b.
Individual Variable Annuity "Bonus" Contract-L40535-NY incorporated by reference as exhibit EX-99.B4.b. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on November 19, 2012.

c.
Income Protector Rider-S40844-NY incorporated by reference as exhibit EX-99.B4.c. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on November 19, 2012.

d.
Income Focus Rider –S40848-NY incorporated by reference as exhibit EX-99.B4.d. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on November 19, 2012.

e.
Investment Protector Rider-S408052-NY incorporated by reference as exhibit EX-99.B4.e. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on November 19, 2012.

f.
Maximum Anniversary Death Benefit Rider-S40857-NY incorporated by reference as exhibit EX-99.B4.f. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on November 19, 2012.

g.
Vision Contract Schedules-S40832-NY, S40833-NY, S40834-NY, S40835-NY, S40845-NY, S40849-NY, S40854-NY, S40858-NY combined incorporated by reference as exhibit EX-99.B4.g. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on November 19, 2012.

h.
Investment Option Contract Schedules- S40847-NY, S40851-NY, S40856-NY, S40860-NY combined incorporated by reference as exhibit EX-99.B4.h. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on November 19, 2012.

i.
Asset Allocation Rider-Investment Protector-S40853-NY incorporated by reference as exhibit EX-99.B4.i. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on November 19, 2012.

j.
Inherited IRA/Roth IRA Endorsement - S40714-NY incorporated by reference as exhibit EX-99.B4.i. from Registrant's Post Effective Amendment No. 15 to Form N-4 (File Nos.333-75718 and 811-05716) electronically filed on April 27, 2005.

k.
Roth IRA Endorsement - P20041 incorporated by reference as exhibit EX-99.B4.k. from Registrant's Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.

l.
IRA Endorsement - P30012-NY incorporated by reference as exhibit EX-99.B4.i. from Registrant's Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.

m.
Unisex Endorsement(S20146) incorporated by reference as exhibit EX-99.B4.l. from Registrant's Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.

n.
403(b) Endorsement - P30014 incorporated by reference as exhibit EX-99.B4.j. from Registrant's Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.

5.	a.
Application for Ind. Var. Annuity Contract-F60002-NY incorporated by reference as exhibit EX-99.B5.a. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on November 19, 2012.

6.	(i).
The Restated Articles of Incorporation of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.i. from Allianz Life Variable Account B's Form N-4 Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on September 24, 2010.

(ii).
The Restated Bylaws of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.ii. from Allianz Life Variable Account B's Form N-4 Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on September 24, 2010.

7.	Not Applicable
8.	a.
22c-2 Agreements incorporated by reference as exhibit EX-99.B8.a. from Registrant's Post Effective Amendment No. 28 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 24, 2008.

b.
22c-2 Agreement-BlackRock Distributors, Inc. dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.b. from Registrant's Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

c.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of New York, and Allianz Life Financial Services, LLC, dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.c. from Registrant's Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

d.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Preferred Life Insurance Company of New York, dated 11/1/1999 incorporated by reference as exhibit EX-99.B8.e. from Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 28, 2000.

	e.	-
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of New York, dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.f. from Registrant's Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

	f.*	-
Amendment to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of New York, dated 9/1/2015

g.
Participation Agreement & Amendment between Fidelity Distributors Corporation and Allianz Life Insurance Company of New York, dated 09/29/10 incorporated by reference as exhibit EX-99.B8.q. from Registrant's Post Effective Amendment No. 23 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on December 22, 2010.

	h.*	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Fidelity Distributors Corporation and Allianz Life Insurance Company of New York, dated 9-1-2015.

i.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.n. from Registrant's Post Effective Amendment No. 15 to Form N-4 (File Nos.333-75718 and 811-05716) electronically filed on April 27, 2005.

	j.	-
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.j. from Registrant's Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

	k.	-
Amendment  to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and Allianz Life Financial Services, LLC., dated January 16, 2014 incorporated by reference as exhibit EX-99.B8.l. from Registrant's Post Effective Amendment No. 10 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on April 28, 2014.

	l.*	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and Allianz Life Financial Services, LLC., dated 9-1-2015.

m.
Participation Agreement between Allianz Life Insurance Company of New York, JPMorgan Insurance Trust, JPMorgan Investment Advisers Inc., JPMorgan Investment Management Inc., and JPMorgan Funds Management Inc., dated April 24, 2009 incorporated by reference as exhibit EX-99.B8.t. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-180722 and 811-05716) electronically filed on July 27, 2012.

	n.	-
Amendment to Participation Agreement between Allianz Life Insurance Company of New York, JPMorgan Insurance Trust, JPMorgan Investment Advisers Inc., JPMorgan Investment Management Inc., and JPMorgan Funds Management Inc., dated July 1, 2012 incorporated by reference as exhibit EX-99.B8.y. from Post-Effective Amendment No. 4 to Registrant's Form N-4 (File Nos. 333-167334 and 811-05716) electronically filed on April 24, 2013.

	o.*	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Allianz Life Insurance Company of New York, JPMorgan Insurance Trust, JPMorgan Investment Management Inc., and JPMorgan Funds Management Inc., dated 9-1-2015.

p.
Participation Agreement between Allianz Life Insurance Company of New York, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., dated August 1, 2012 incorporated by reference as exhibit EX-99.B8.ae. from Post-Effective Amendment No. 4 to Registrant's Form N-4 (File Nos. 333-167334 and 811-05716) electronically filed on April 24, 2013.

	q.	-
Fund/SERV and Networking Supplement to Participation Agreement between Allianz Life Insurance Company of New York, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., dated August 1, 2012 incorporated by reference as exhibit EX-99.B8.af. from Post-Effective Amendment No. 4 to Registrant's Form N-4 (File Nos. 333-167334 and 811-05716) electronically filed on April 24, 2013.

	r.*	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Allianz Life Insurance Company of New York, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., dated dated 9-1-2015.

	s.*	Participation Agreement between Allianz Life Insurance Company of New York, Premier Multi-Series VIT and Allianz Global Investors Distributors LLC, dated May 1, 2014.
t.
Participation Agreement between Preferred Life Insurance Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.i. from Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 28, 2000.

	u.	-
Amendments to Participation Agreement between Allianz Life Insurance Company of New York (formerly Preferred Life Insurance Company of New York), PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC (formerly PIMCO Funds Distributors LLC), dated 4/1/00, 5/1/02, 5/1/03, 4/30/04, 4/29/05 incorporated by reference as exhibit EX-99.B8.w. from Registrant's Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 23, 2007.

	v.	-
Amendment dated May 1, 2011 to the Participation Agreement dated December 1, 1999, between Allianz Life Insurance Company of New York, PIMCO Variable Insurance Trust, and PIMCO Investments LLC, incorporated by reference as exhibit EX-99.B8.p. from Post-Effective Amendment No. 2 to Registrant's Form N-4 (File Nos. 333-171428 and 811-05716), electronically filed on October 18, 2011.

	w.	-
Amendment dated April 30, 2012 to Participation Agreement between Allianz Life Insurance Company of New York (formerly Preferred Life Insurance Company of New York), PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Registrant's Post Effective Amendment No. 8 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on April 6, 2012.

	x.	-
Amendment dated September 17, 2012 to Participation Agreement between Allianz Life Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 34 to Registrant's Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on February 4, 2013.

	y.*	-
Amendments  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Allianz Life Insurance Company of New York, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, PIMCO Investments LLC (formerly Allianz Global Investors Distributors LLC, dated October 6, 2015.

z.
Adminstrative Services Agreement between BlackRock Advisors, LLC and Allianz Life, dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.d. from Registrant's Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

aa.
Administrative Services Agreement between Franklin Templeton Services LLC and Preferred Life Insurance Company of New York, dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.ac. from Registrant's Post Effective Amendment No. 15 to Form N-4 (File Nos.333-75718 and 811-05716) electronically filed on April 27, 2005.

	ab.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services, LLC and Allianz Life Insurance Company of New York, dated 8/8/2008 incorporated by reference as exhibit EX-99.B8.h. from Registrant's Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

	ac.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services, LLC and Allianz Life Insurance Company of New York, dated July 16, 2012 incorporated by reference as exhibit EX-99.B8.h. from Registrant's Post Effective Amendment No. 3 to Form N-4 (File Nos. 333-167334 and 811-05716) electronically filed on August 21, 2012.

ad.
Service Agreement between Allianz Life Insurance Company of New York, JPMorgan Investment Advisers Inc., and JPMorgan Investment Management Inc., dated April 24, 2009 incorporated by reference as exhibit EX-99.B8.u. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-180722 and 811-05716) electronically filed on July 27, 2012.

ae.
Administrative Services Agreement between PIMCO Variable Insurance Trust and Allianz Life Insurance Company of New York dated June 17, 2010 and Amendment dated April 1, 2012 incorporated by reference as exhibit EX-99.B8.v. from Registrant's Post Effective Amendment No. 10 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on June 7, 2012.

	af.	-
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of New York, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.u. from Registrant's Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 23, 2007.

ag.
Distribution Service Agreement between Allianz Life Insurance Company of New York and Allianz Global Investors Distributors, LLC dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.x. from Registrant's Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 23, 2007.

ah.
Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of New York, dated June 23, 2010 incorporated by reference as exhibit EX-99.B8.q. from Registrant's Post Effective Amendment No. 8 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on April 6, 2012.

	ai.	-
Amendment dated 4-30-2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of New York, dated June 23, 2010 incorporated by reference as exhibit EX-99.B8.q. from Registrant's Post Effective Amendment No. 8 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on April 6, 2012.

	aj.	-
Amendment  dated September 17, 2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of New York, dated June 23, 2010 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 34 to Registrant's Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on February 4, 2013.

ak.
Amendment dated March 5, 2015 to Shareholder Services Agreement between Allianz Global Investors Distributors LLC and Allianz Life Financial Services, LLC,  incorporated by reference as exhibit EX-99.B8.ar. from Post-Effective Amendment No. 13 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 13, 2015.

al.*
Revised Schedule A dated April 15, 2015 to the Amendment dated March 5, 2015 to Shareholder Services Agreement between Allianz Global Investors Distributors LLC and Allianz Life Financial Services, LLC.

	am.*	Marketing Support Agreement between Allianz Global Investors Distributors LLC and Allianz Life Insurance Company of North America, dated April 15, 2015.
9.*	Opinion and Consent of Counsel
10.*	Consent of Independent Registered Public Accounting Firm
11.	Not Applicable
12.	Not Applicable
13.	a.	Power of Attorney incorporated by reference as exhibit EX-99.B13.a. from Registrant's initial filing on Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on August 1, 2012.
b.
Power of Attorney – Ronald Clark incorporated by reference as exhibit EX-99.13.b. from Registrant's Post Effective Amendment No. 3 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on April 8, 2013.

c.
Power of Attorney – Steven J. Thiel incorporated by reference as exhibit EX-99.13.c. from Registrant's Post Effective Amendment No. 7 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on January 17, 2014.

d.
Power of Attorney – Kevin J. Doyle incorporated by reference as exhibit EX-99.B13.d. from Registrant's Post Effective Amendment No. 10 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on April 28, 2014.

	e.*	Power of Attorney – Nicole Scanlon

*	Filed herewith

ITEM 25. DIRECTORS AND OFFICERS OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
The following are the Officers and Directors of the Company:

Name and Principal Business Address	Positions and Offices with Depositor
Walter R. White	Chairman of the Board and Chief Executive Officer
Giulio Terzariol	Director, Chief Financial Officer and Treasurer
Stephen R. Herbert Locke & Herbert 1100 Summer Street Stamford, CT 06905	Director
Martha Clark Goss 10 Harbourton Woodville Road Pennington, NJ 08534	Director
Gary A. Smith Ivy Planning Group, LLC 15024 Omega Drive, Ste. 110 Rockville, MD 20850	Director
Thomas P. Burns	Director and President
Steven J. Thiel	Director, Vice President & Appointed Actuary
Gretchen Cepek	Chief Legal Officer and Secretary
Nicole A. Scanlon	Director, Vice President & Controller
Cathy Mahone	Chief Administrative Officer
Patrick L. Nelson	Chief Suitability Officer and Consumer Affairs Officer
Carsten Quitter	Chief Investment Officer
Ronald M. Clark 14401 North Giant Saguaro Place Oro Valley, Arizona 85755	Director
Kevin J. Doyle 59 Midchester Avenue White Plains, NY 10606	Director

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 13 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 13, 2015.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of October 30, 2015 there were 10,322 qualified and 4,665 non-qualified Allianz Vision NY Contract Owners with Contracts in the Separate Account.

ITEM 28. INDEMNIFICATION

The Bylaws of the Insurance Company, as restated March 9, 2011, provide:

ARTICLE X – INDEMNIFICATION OF OFFICERS, DIRECTORS AND EMPLOYEES

To the fullest extent allowed under New York law, the Company shall indemnify officers, directors and employees of the Company. No director shall be personally liable to the Company or any of its shareholders for damages for any breach of duty as a director; provided, however, that the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to him or her establishes that his or her acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that he or she personally gained in fact a financial profit or other advantage to which he or she was not legally entitled; or (ii) the liability of a director for any act or omission prior to adoption of these Restated Bylaws by the shareholders of the Company.

ITEM 29. PRINCIPAL UNDERWRITERS

	a.	Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
Allianz Life Variable Account A
Allianz Life Variable Account B
Allianz Funds
	b.	The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

	Name	Positions and Offices with Underwriter
	Robert DeChellis	Governor, Chief Executive Officer and President
	Thomas Burns	Governor
	Catherine A. Mahone	Governor
	Giulio Terzariol	Governor
	Jeffrey P. Pruitt	Vice President, Chief Compliance Officer
	Nicole A. Scanlon	Chief Financial Officer and Treasurer
	Corey Walther	Chief Operating Officer
	Jennifer Sosniecki	Money Laundering Prevention Officer
	Kristine M. Lord-Krahn	Chief Legal Officer and Secretary
	Tracy M. Hardy	Assistant Secretary

	c.	For the period 1-1-2014 to 12-31-2014
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$24,770,622.09	$0	$0	$0
The $24,770,622.09 that Allianz Life Financial Services, LLC received from Allianz Life of New York as commissions on the sale of Contracts issued under Allianz Life of NY Variable Account C was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

Not Applicable

ITEM 32. UNDERTAKINGS

a.	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

Allianz Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.	Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.	Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 9th day of November, 2015.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
 (Registrant)

By: ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
 (Depositor)

By: /s/ STEWART D. GREGG
Stewart D. Gregg
 Senior Securities Counsel

By: WALTER R. WHITE(1)
Walter R. White
 Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 9th day of November, 2015.

Signature	Title
Walter R. White(1)	Chairman of the Board and Chief Executive Officer
Giulio Terzariol(1)	Director, Chief Financial Officer and Treasurer
Stephen R. Herbert(1)	Director
Gary A. Smith(1)	Director
Martha Clark Goss(1)	Director
Steven J. Thiel(3)	Director, Vice President and Appointed Actuary
Thomas P. Burns(1)	Director and President
Nicole Scanlon(5)	Director, Vice President and Controller
Ronald M. Clark(2)	Director
Kevin J. Doyle(4)	Director

(1)	By Power of Attorney incorporated by reference as exhibit EX-99.B13.a. from Registrant's initial filing on Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on August 1, 2012.

(2)	By Power of Attorney incorporated by reference as exhibit EX-99.13.b. from Registrant's Post Effective Amendment No. 3 to Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on April 8, 2013.

(3)	By Power of Attorney incorporated by reference as exhibit EX-99.13.c. from Registrant's Post Effective Amendment No. 7 to Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on January 17, 2014.

(4)	By Power of Attorney incorporated by reference as exhibit EX-99.B13.d. from Registrant's Post Effective Amendment No. 10 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on April 28, 2014.

(5)	By Power of Attorney filed herewith.

By: /s/ STEWART D. GREGG
Stewart D. Gregg
 Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 13

TO FORM N-4

(FILE NOS. 333-182990 AND 811-05716)

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO EXHIBITS
EX-99.B8.f	Summary Prospectus PA Amendment – Davis
EX-99.B8.h	Summary Prospectus PA Amendment – Fidelity
EX-99.B8.l	Summary Prospectus PA Amendment – Franklin
EX-99.B8.o	Summary Prospectus PA Amendment – JPMorgan
EX-99.B8.r	Summary Prospectus PA Amendment – MFS
EX-99.B8.s	Participation Agreement – Premier Multi-Series & AGI
EX-99.B8.y	Summary Prospectus PA Amendment – PIMCO
EX-99.B8.al	Revised Schedule A to Shareholder Services Agreement – AGI
EX-99.B8.am	Marketing Support Agreement – AGI
EX-99.B9.	Opinion and Consent of Counsel
EX-99.B10.	Consent of Independent Registered Public Accounting Firm
EX-99.B13.e.	Power of Attorney – Nicole Scanlon